Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 5,656,168	$ 1,937,856
Less: accumulated depreciation	(678,088)	(408,874)
Property and equipment, net	4,978,080	1,528,982
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	481,664	484,006
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	385,168	221,840
Transportation Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	491,370	330,793
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	698,894	823,540
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	211,487
Construction in Progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 3,387,585	$ 77,677